Long-Term Debt, Maturities of Finance Lease Liabilities (Details) $ in Thousands	Jun. 30, 2026 USD ($)
Maturities of Financing Lease Liabilities [Abstract]
2026	$ 1,380
2027	2,738
2028	19,140
Total lease payments (undiscounted)	23,258
Less: Discount based on incremental borrowing rate	(2,793)
Total finance lease liability	20,465
Finance lease right of use asset	$ 3,316